Credit Facility	9 Months Ended
Sep. 30, 2019
Line of Credit Facility [Abstract]
Credit Facility

Note 12 – Credit Facility

Senior Secured Credit Facility

On May 3, 2019, C-PAK Consumer Product Holdings LLC, a Delaware limited liability company (“C-PAK”) and C-PAK Consumer Product IP SPV LLC, a Delaware limited liability company (“C-PAK IP”, together with C-PAK, the “Borrowers”) entered into a loan agreement with Piney Lake Opportunities ECI Master Fund LP, a Cayman Islands exempted limited partnership (“PLC ECI-Master Fund”), in its respective capacities as the “Administrative Agent”, “Collateral Agent” and “Lender”, pursuant to which the Borrowers obtained a $22 million term loan (the “Loan Agreement”). The proceeds of the loan were used to acquire certain assets from The Procter & Gamble Company, an Ohio corporation (“P&G”) and to pay fees and expenses related thereto. The Borrowers are subsidiaries of a majority-owned subsidiary of the Company, C-PAK Consumer Product Holdings SPV I LLC, a Delaware limited liability company (“C-PAK Holdings”). C-PAK Holdings is a guarantor under the Loan Agreement. As disclosed in Note 9, an additional balance of $3,000,000 was obtained from PLC ECI-Master Fund by related company, C-PAK. The terms are aligned with the Senior Secured Credit Facility below.

The interest rate applicable to the borrowing under the Loan Agreement is equal to LIBOR plus a margin of 12.00% which is payable monthly beginning on June 30, 2019. Under the Loan Agreement, the Borrowers must repay the unpaid principal amount of the loans quarterly in an amount equal to $440,000 which was to begin on September 30, 2019. The Loan Agreement will mature on May 3, 2024. As at September 30, 2019, the monthly instalments were not yet repaid as management is currently renegotiating the terms of the Agreement with the lender. For the nine-month period ended September 30, 2019, the Company paid $500,961 in interest and accrued $825,407 included in accrued interest on loan payable.

As security for its obligations under the Loan Agreement, C-PAK Holdings and the Borrowers granted a lien on substantially all of its assets to the Lender pursuant to a Guaranty and Security Agreement dated May 3, 2019, by and among the Borrowers, C-PAK Holdings and the Collateral Agent (the “Guaranty and Security Agreement”) and a Trademark Security Agreement dated May 3, 2019 by and between C-PAK IP and the Collateral Agent (the “Trademark Security Agreement”).

The Loan Agreement contains customary affirmative and negative covenants, which, among other things, limit the Borrower’s ability to (i) incur additional indebtedness, (ii) pay dividends or make certain distributions or (iii) dispose of its assets, grant liens or encumber its assets. These covenants are subject to a number of exceptions and qualifications.